/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending September 30,  2000

MFS Charter Income Trust
Date
Identification of Security
Shares
Repurchased
Repurchase Price
NAV
Broker
9/12
Shares of Beneficial Interest
3500
8.625
9.53

Merrill Lynch
9/15
Shares of Beneficial Interest
150000
8.625
9.44

Merrill Lynch



















































































































Total Shares Repurchased:  153,500
Remarks:	None.

MFS Charter Income Trust
by: James O. Yost
	James O. Yost
	Treasurer